Organization (Notes)	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1. Organization
"Western," "we," "us," "our" and the "Company" refer to Western Refining, Inc. and, unless the context otherwise requires, our subsidiaries. Western Refining, Inc. was formed on September 16, 2005, as a holding company prior to our initial public offering and is incorporated in Delaware.
We produce refined products at three refineries: one in El Paso, Texas, one near Gallup, New Mexico and one in St. Paul Park, Minnesota. We sell refined products in Arizona, Colorado, Minnesota, New Mexico, Wisconsin, West Texas, the Mid-Atlantic region and Mexico. Our product sales occur through bulk distribution terminals, wholesale marketing networks and two retail networks with a total of 543 company-owned and franchised retail sites in the United States.
As of June 30, 2016, we own 100% of the limited partner interest in Northern Tier Energy LP ("NTI") and 100% of its general partner. We entered into an Agreement and Plan of Merger dated as of December 21, 2015 (the “Merger Agreement”) with Western Acquisition Co, LLC (“MergerCo”) which is a wholly-owned subsidiary of Western, NTI and Northern Tier Energy GP LLC, to acquire all of NTI’s outstanding common units not already held by us (the “Merger”). On June 23, 2016, following the approval of the Merger Agreement by NTI common unitholders, all closing conditions to the Merger were satisfied, and the Merger was successfully completed. We incurred $500 million of additional secured indebtedness under our amended term loan credit agreement to partially fund the Merger consideration. See Note 21, Acquisitions, and Note 9, Long-Term Debt, for further discussion.
At June 30, 2016, we owned a 60.8% limited partner interest in Western Refining Logistics, LP ("WNRL") and the public held a 39.2% limited partner interest. We control WNRL through our 100% ownership of its general partner and we own the majority of WNRL's limited partnership interests. WNRL owns and operates logistics assets consisting of pipeline and gathering, terminalling, storage and transportation assets as well a wholesale business that operates primarily in the Southwest. WNRL operates its logistics assets primarily for the benefit of the Company.
On May 16, 2016, WNRL entered into an underwriting agreement relating to the issuance and sale by WNRL of 3,750,000 common units representing limited partner interests in WNRL. The closing of the offering occurred on May 20, 2016. WNRL also granted the underwriter an option to purchase up to 562,500 additional WNRL common units on the same terms. The underwriter fully exercised the option on June 1, 2016.
On October 30, 2015, we sold a 375 mile segment of the TexNew Mex Pipeline system to WNRL. This segment of the TexNew Mex Pipeline extends from WNRL's crude oil station in Star Lake, New Mexico, in the Four Corners region to its T station in Eddy County, New Mexico (the "TexNew Mex Pipeline System"). We also sold an 80,000 barrel crude oil storage tank located at WNRL's crude oil pumping station in Star Lake, New Mexico and certain other related assets. WNRL acquired these assets from us in exchange for $170 million in cash, 421,031 common units representing limited partner interests in WNRL and 80,000 units of a newly created class of limited partner interests in WNRL, referred to as the "TexNew Mex Units." We refer to this transaction as the "TexNew Mex Pipeline Transaction."
The WNRL financial and operational data presented includes the historical results of all assets acquired from Western in the TexNew Mex Pipeline Transaction. The acquisition from Western was a transfer of assets between entities under common control. Accordingly, the financial information contained herein for WNRL has been retrospectively adjusted, to include the historical results of the TexNew Mex Pipeline System assets acquired, for periods prior to the effective date of the TexNew Mex Pipeline Transaction.
Effective July 1, 2016, we changed our reportable segments due to changes in our organization. Prior to the Merger, we reported NTI as a separate reportable segment. Following the completion of the Merger, NTI became a wholly-owned subsidiary of Western and, as a result, we moved its assets and operations into our other reportable segments. Beginning on July 1, 2016, our management team began managing our businesses and allocating resources based on three reportable segments.
We have organized our operations into three segments: refining, WNRL and retail based on manufacturing and marketing processes, the nature of our products and services and each segment's respective customer base. The St. Paul Park refinery and related operations are included in the refining segment and the SuperAmerica retail and bakery assets and operations are included in the retail segment.
The condensed consolidated financial statements and accompanying notes included in the Quarterly Report on Form 10-Q for the three and six months ended June 30, 2016 and 2015, have been recast for the segment changes described above. See Note 3, Segment Information, for further discussion of our business segments.